Reserves	12 Months Ended
Dec. 31, 2018
Other Reserves [Abstract]
Share capital and share premium
18.	Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2018

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
256,998,920	Class A ordinary shares	0.04	10,280	726,791	783,529	1,520,600
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
299,857,000			11,994	772,300	783,529	1,567,823

During 2018, 67,410,405 shares were issued. All were fully paid and newly issued Class A ordinary shares principally relating to the IPO and concurrent private placement in September 2018 where 41,608,088 Class A ordinary shares were issued. The nominal value of all shares issued is $0.04 each. Transaction costs related to the IPO and recognized directly in equity amount to $11,914,000. Additionally, 14,961,544 shares in respect of warrants and share options were exercised as prior to the IPO and 361,343 share options were exercised following the IPO.  In January 2018, there was a series G funding round follow-on where 8,502,500 Class A ordinary shares were issued. Transaction costs recognized directly in equity amount to $36,000. The Browns earn-out was also settled through the issue of 1,976,930 shares in April 2018 which had previously been recognized as a financial liability as the number of shares was variable based on the earn-out mechanism, rather than being a cash-settled liability.

Prior to the IPO, the Group was restructured. The merger reserve resulted from the restructuring. Further detail can be found in note 1.

Ordinary shares issued and fully paid as at December 31, 2017

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
189,588,515	Class A ordinary shares	0.04	7,584	632,165	-	639,749
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
232,446,595			9,298	677,674	-	686,972

In the year ended December 31, 2017, 36,346,645 shares were issued. All were fully paid. Of these shares, 34,222,510 were newly issued Class A ordinary share from the series G funding round and the remainder 2,124,135 were Class A ordinary shares. The nominal value of all shares issued is $0.04 each. Transaction costs recognized directly in equity amounted to $414,000.

Each ordinary share and preferred share shall rank equally for any dividends paid. On a liquidation event the holder of preferred shares will have the priority on the available assets. Each ordinary and class of preferred shares shall rank equally in relation to voting rights.

19.	Reserves

		Other reserves
	Foreign exchange reserve	Warrant reserve	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Accumulated losses
At December 31, 2015	(6,771)	338	(8,666)	12,437	-	-	(128,475)
Loss for the year	-	-	-	-	-	-	(81,414)
Movement in foreign exchange reserve	(27,322)	-	-	-	-	-	-
Warrants issued	-	409	-	-	-	-	-
Transactions with non-controlling interests	1,222	-	-	-	-	-	-
Share based payments - equity settled	-	-	-	15,339	-	-	(7,012)
At December 31, 2016	(32,871)	747	(8,666)	27,776	-	-	(216,901)
Loss for the year	-	-	-	-	-	-	(112,275)
Movement in foreign exchange reserve	33,504	-	-	-	-	-	-
Transactions with non-controlling interests	-	-	-	-	-	2,161	-
Share based payments - equity settled	-	-	-	16,457	-	-	(1)
At December 31, 2017	633	747	(8,666)	44,233	-	2,161	(329,177)
Loss for the year	-	-	-	-	-	-	(155,575)
Movement in foreign exchange reserve	(24,142)	-	-	-	-	-	-
Movement in cash flow hedge reserve	-	-	-	-	436	-	-
Share based payments - equity settled	-	-	-	28,563	-	-	1,395
At December 31, 2018	(23,509)	747	(8,666)	72,796	436	2,161	(483,357)

The foreign exchange reserve represents the cumulative exchange differences on the translation of the Group’s overseas subsidiaries into the Group’s presentational currency.

The warrant reserve represents the cumulative expense of the shares to be issued where the Group has issued warrants.

The changes in ownership reserve represents transactions with former non-controlling interests of the Group.

The share based payment reserve represents the Group’s cumulative equity settled share option expense. On exercise, the cumulative share option expense is reclassified to accumulated losses.

The cash flow hedge reserve is used to recognize the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges.

The merger relief reserve represents the excess over nominal share capital where there has been share consideration as part of a business combination.

Accumulated losses represent the cumulative gains and losses recorded in the statement of operations.